UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000
                                                       ------------------

        Check here if Amendment [ ]; Amendment Number:
                                                       ------------------

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harrold J. McComas
Address   c/o Foley & Lardner
          777 East Wisconsin Avenue
          Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrold J. McComas
Title:    n/a
Phone:    (414) 271-2400

Signature, Place, and Date of Signing:

  /s/ Harrold J. McComas          Milwaukee, Wisconsin          Nov. 6, 2000
--------------------------      ------------------------      ----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                            Name
--------------------                            ----

     28-3097                    Bank One Wisconsin Trust Company, N.A.
     28-2903                    Campbell Newman Asset Management, Inc.
     28-3128                    Charles Schwab Investment Management, Inc.
     28-1526                    Fiduciary Management, Inc.
     28-3354                    Firstar Investment Research & Management Company
     28-0274                    M&I Investment Management Corp.
     Pending                    Northstar Capital Management, Inc.
     28-0290                    Northern Trust Corporation
     28-2353                    Scudder Kemper Investments
     28-1823                    Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                         -------------
Form 13F Information Table Entry Total:                  25
                                                         -------------
Form 13F Information Table Value Total:                  $79,746,000
                                                         -------------
                                                          (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    Form 13F INFORMATION TABLE

------------------- -------- ------------- ------------- -------------------------- ------------ ---------- -----------------------
      Column 1      Column 2  Column 3        Column 4               Column 5         Column 6    Column 7          COLUMN 8
------------------- -------- ------------- ------------- -------------------------- ------------ ---------- -----------------------
                    Title of                   Value       Shrs or            Put/   Investment    Other        Voting authority
   Name of issuer    class      CUSIP         (x$1000)     prn amt   SH/PRN   Call   Discretion   Managers   Sole    Shared   None
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- -----------------------
BANC ONE CORP         COM     06423A 10 3     1,642,000     42,500     SH              OTHER                         42,500
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
COCA COLA CO          COM     191216 10 0     4,167,000     75,600     SH              OTHER                         75,600
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
COLGATE
PALMOLIVE CO          COM     194162 10 3     3,653,000     77,400     SH              OTHER                         77,400
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
FEDERAL NATIONAL
MORTGAGE              COM     313586 10 9     2,288,000     32,000     SH              OTHER                         32,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
FIRSTAR CORP          COM     33761C 10 3     2,075,000     92,736     SH              OTHER                         92,736
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
GENERAL ELEC CO       COM     369604 10 3    16,026,000    277,800     SH              OTHER                        277,800
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
GILLETTE CO           COM     365766 10 2     1,717,000     55,600     SH              OTHER                         55,600
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
JOHNSON & JOHNSON     COM     478160 10 4     3,673,000     39,100     SH              OTHER                         39,100
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
KIMBERLY
CLARK CORP            COM     494368 10 3     2,009,000     36,000     SH              OTHER                         36,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
LUCENT
TECHNOLOGIES          COM     549463 10 7     2,292,000     75,000     SH              OTHER                         75,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
MARSHALL &
ILSLEY CORP           COM     571834 10 0     1,855,000     37,000     SH              OTHER                         37,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
MC DONALDS CORP       COM     580135 10 1     1,117,000     37,000     SH              OTHER                         37,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
MERCK & CO            COM     589331 10 7     2,159,000     29,000     SH              OTHER                         29,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
MINNESOTA MNG
& MFG CO              COM     604059 10 5     2,424,000     26,600     SH              OTHER                         26,600
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
MORGAN J P
& CO INC.             COM     616880 10 0     2,385,000     14,600     SH              OTHER                         14,600
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
NEW YORK TIMES CO.    COM     650111 10 7       206,000      5,000     SH              OTHER                          5,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
NORTHERN TR CORP      COM     665859 10 4     9,065,000    102,000     SH              OTHER                        102,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
PFIZER INC            COM     717081 10 3     6,956,000    154,800     SH              OTHER                        154,800
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
PROCTER &
GAMBLE CO             COM     742718 10 9     1,981,000     53,000     SH              OTHER                         53,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------



------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
                      NEW
                      YORK
ROYAL DUTCH           1.25
PET CO                GLDR    780257 80 4       719,000     12,000     SH              OTHER                         12,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
SCHERING
PLOUGH CORP           COM     806605 10 1     4,464,000     96,000     SH              OTHER                         96,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
SUN MICRO-SYSTEMS
                      COM     866810 10 4       467,000      4,000     SH              OTHER                          4,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
TRIBUNE CO.           COM     896047 10 7       305,000      7,000     SH              OTHER                          7,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
WALGREEN CO.          COM     931422 10 9     5,812,000    153,200     SH              OTHER                        153,200
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------
WAL-MART
STORES, INC.          COM     931142 10 3       289,000      6,000     SH              OTHER                          6,000
------------------- -------- ------------- ------------- ---------- -------- ------ ------------ ---------- ------ --------- ------